REINSURANCE - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 16, 2024	Jul. 01, 2024
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit assets	$ 11,513	$ 12,151
Future policy benefits	53,020	16,249
Investments	157,912	110,044
Reinsurance funds withheld	1,559	1,435
Policyholders’ account balances – excluding embedded derivative	97,420	94,411	$ 88,397
Subsidiary
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit assets					$ 3,300
Reinsurance funds withheld	1,400	1,400
Policyholders’ account balances – excluding embedded derivative	$ 1,300	$ 1,400
Subsidiary | American Equity Investment Life Holdings
Effects of Reinsurance [Line Items]
Future policy benefits				$ 1,300
Investments				$ 1,300